Income and other taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Deferred tax asset	$ (24,547)	$ (1,336)
Deferred tax liability	220,903	145,590
Total deferred tax liability (asset)	$ 196,356	$ 144,254	$ 92,477